JPMorgan SmartRetirement® 2040 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 71.5%
Fixed Income — 21.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	14,418	149,226
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	61,803	448,073
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,367	21,788
JPMorgan High Yield Fund Class R6 Shares (a)	14,796	96,024
Total Fixed Income		715,111
International Equity — 9.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	559	24,398
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,422	74,869
JPMorgan International Equity Fund Class R6 Shares (a)	9,352	208,161
Total International Equity		307,428
U.S. Equity — 41.5%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	8,160	332,361
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	719	31,771
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	734	16,375
JPMorgan Small Cap Value Fund Class R6 Shares (a)	544	16,039
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,771	343,877
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,547	343,523
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,967	326,047
Total U.S. Equity		1,409,993
Total Investment Companies (Cost $1,575,033)		2,432,532
Exchange-Traded Funds — 27.0%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	140	13,429
JPMorgan Realty Income ETF (a)	833	40,040
Total Alternative Assets		53,469
International Equity — 22.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,758	91,477
JPMorgan Global Select Equity ETF (a)	4,126	269,326
JPMorgan International Research Enhanced Equity ETF (a)	5,116	387,467
Total International Equity		748,270
U.S. Equity — 3.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,079	116,954
Total Exchange-Traded Funds (Cost $655,659)		918,693
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $3,853)	3,837	3,849

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $54,602)	54,602	54,602
Total Investments — 100.2% (Cost $2,289,147)		3,409,676
Liabilities in Excess of Other Assets — (0.2)%		(7,270)
NET ASSETS — 100.0%		3,402,406

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	172	06/19/2026	USD	8,388	(255)
MSCI Emerging Markets Index	832	06/19/2026	USD	60,478	(465)
					(720)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$918,693	$—	$—	$918,693
Investment Companies	2,432,532	—	—	2,432,532

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$3,849	$—	$3,849
Short-Term Investments
Investment Companies	54,602	—	—	54,602
Total Investments in Securities	$3,405,827	$3,849	$—	$3,409,676
Depreciation in Other Financial Instruments
Futures Contracts	$(720)	$—	$—	$(720)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$110,546	$6,035	$46,456	$10,556	$10,796	$91,477	1,758	$3,380	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,419	751	4,380	220	419	13,429	140	375	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	141,807	6,014	46,352	9,119	6,366	116,954	1,079	1,441	—
JPMorgan Core Bond Fund Class R6 Shares (a)	177,972	15,357	44,508	(3,762)	4,167	149,226	14,418	5,493	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	533,345	46,625	133,378	(15,841)	17,322	448,073	61,803	19,783	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	25,954	1,840	6,821	272	543	21,788	3,367	1,241	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	29,788	2,711	14,520	3,920	2,499	24,398	559	438	15
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	90,749	9,671	40,126	9,133	5,442	74,869	3,422	3,506	—
JPMorgan Global Select Equity ETF (a)	328,050	14,573	80,345	15,189	(8,141)	269,326	4,126	4,083	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	403,452	76,821	110,759	41,932	(79,085)	332,361	8,160	—	41,128
JPMorgan High Yield Fund Class R6 Shares (a)	114,887	12,567	30,577	(320)	(533)	96,024	14,796	5,486	—
JPMorgan International Equity Fund Class R6 Shares (a)	253,108	35,018	78,887	8,345	(9,423)	208,161	9,352	8,049	9,316
JPMorgan International Research Enhanced Equity ETF (a)	469,983	49,263	165,807	37,586	(3,558)	387,467	5,116	14,642	—
JPMorgan Realty Income ETF (a)	49,690	3,181	13,243	324	88	40,040	833	910	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	11,585	11,585	—	—	—	—	6	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	26,270	18,158	7,083	(1,103)	(4,471)	31,771	719	162	4,290
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	25,590	2,738	12,932	3,752	(2,773)	16,375	734	90	1,453
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,561	2,573	14,968	2,328	545	16,039	544	192	2,090
JPMorgan U.S. Equity Fund Class R6 Shares (a)	420,082	49,194	111,645	30,338	(44,092)	343,877	13,771	2,041	22,090
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	55,457	282,364	283,219	—	—	54,602	54,602	1,791	—

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$420,017	$37,555	$117,471	$47,392	$(43,970)	$343,523	7,547	$2,854	$19,402
JPMorgan Value Advantage Fund Class R6 Shares (a)	402,381	69,214	120,055	(3,028)	(22,465)	326,047	8,967	7,129	43,089
Total	$4,121,108	$753,808	$1,495,117	$196,352	$(170,324)	$3,405,827		$83,092	$142,873

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
*	Non-income producing security.